Post balance sheet events (Details) £ / shares in Units, £ in Millions	Jul. 17, 2020 $ / shares shares	Jul. 17, 2020 GBP (£) £ / shares shares
Ordinary shares
Post balance sheet events
Issue price (amount per share) | $ / shares	$ 0.5625
Financing
Post balance sheet events
Amount raised in private placement | £		£ 159
Financing | Forecast
Post balance sheet events
Proceeds from issuing shares | £		£ 145
Financing | ADSs
Post balance sheet events
Number of shares issued	39,090,009	39,090,009
Number of ordinary shares represented	8	8
Issue price (amount per share) | $ / shares	$ 4.50
Financing | Ordinary shares
Post balance sheet events
Number of shares issued	43,111,112	43,111,112
Issue price (amount per share) | £ / shares		£ 0.45